DECONSOLIATION OF SUBSIDIARIES (Tables)	6 Months Ended
Jun. 30, 2021
Summary of analysis of assets and liabilities and gain on deconsolidation of subsidiary

b.  Analysis of assets and liabilities over which the Company lost control

	June 30,2021
Current assets
Cash and cash equivalents	RMB	7,581
Others		136,483
Current liabilities
Account payable		(34,501,797)
Advances from customers		(22,201,833)
Accrued expense		(3,206,952)
Others		(465,115)
Net liabilities deconsolidated		(60,231,633)

c.  Gain on deconsolidation of subsidiary

Six months Ended
June 30,2021
Fair value of consideration received	—
Fair value of retained investment	—
Carrying amount of Red5’s net liabilities deconsolidated	60,231,633
Less: Carrying amount of noncontrolling interest	(47,945,622)
Gain on deconsolidated of subsidiary	12,286,011